United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-7129

                      (Investment Company Act File Number)


                   Federated Managed Allocation Portfolios
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


               Date of Reporting Period: Quarter ended 2/28/06
                                         ---------------------







Item 1.     Schedule of Investments




FEDERATED BALANCED ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

       Shares or
       Principal
        Amount                                                                           Value

                             MUTUAL FUNDS--89.2%(1)
        57,018             Federated American Leaders Fund, Inc., Class A
                           Shares                                                 $    1,366,723
        53,080             Federated Capital Appreciation Fund, Class A Shares         1,371,058
        138,620            Federated Intermediate Corporate Bond Fund, Class
                           IS Shares                                                   1,382,043
        229,827            Federated Kaufmann Fund, Class A Shares                     1,365,172
                               TOTAL MUTUAL FUNDS (IDENTIFIED COST $5,460,000)         5,484,996

                           REPURCHASE AGREEMENT--8.6%
  $     529,000            Interest in $3,700,000,000 joint repurchase
                           agreement 4.58%, dated 2/28/2006, under which Bank
                           of America N.A., will repurchase U.S. Government
                           Agency securities with various maturities to
                           4/1/2035 for $3,700,470,722 on 3/1/2006. The
                           market value of the underlying securities at the
                           end of the period was $3,774,000,000. (AT
                           AMORTIZED COST)                                              529,000
                               TOTAL INVESTMENTS ---97.8%
                           ===================================================
                               (IDENTIFIED COST $5,989,000 )(2)                        6,013,996
                               OTHER ASSETS AND LIABILITIES - NET - 2.2%                132,937
                               TOTAL NET ASSETS--100%                             $    6,146,933

==============================================================================
  1 Affiliated companies.
  2 At February 28, 2006, the cost of investments for federal tax purposes was $5,989,000. The net unrealized appreciation of investments for federal tax purposes was $24,996. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,953 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,957.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.


Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Investment Company of 1940 (the "Act") which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.


Fund                                             Investment Objective
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated American Leaders Fund Inc., Class A    To seek growth of capital
Shares                                           and income by concentrating
(American Leaders)                               the area of investment
                                                 decision in the securities
                                                 of high-quality companies.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated Capital Appreciation Fund, Class A     To provide capital
Shares                                           appreciation.
(Capital Appreciation)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated Intermediate Corporate Bond Fund,      To provide current income.
Class IS Shares
(Intermediate Corporate Bond)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated Kaufmann Fund, Class A Shares          To provide capital
(Kaufmann)                                       appreciation.
-------------------------------------------------------------------------------


Income distributions from American Leaders are declared and paid quarterly. Income distributions from Capital Appreciation and Kaufmann are declared and paid annually. Income distributions from Intermediate Corporate Bond are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


FEDERATED CONSERVATIVE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

      Shares                                                                         Value

                     MUTUAL FUNDS--99.2%(1)
     2,808,981       Capital Appreciation Core Fund                          $    34,684,592
      37,272         Emerging Markets Fixed Income Core Fund                        726,866
     1,260,230       Federated Intermediate Corporate Bond Fund, Class
                     IS Shares                                                    12,564,493
      114,931        Federated International Bond Fund, Class A Shares             1,226,312
      397,081        Federated International Capital Appreciation Fund,
                     Class A Shares                                                4,490,985
     1,427,379       Federated Mortgage Core Portfolio                            14,131,054
      447,946        Federated U.S. Government Bond Fund                           5,097,631
      962,038        Federated U.S. Government Securities Fund :  2-5
                     Years, Class IS Shares                                       10,476,597
      425,941        High Yield Bond Portfolio                                     2,879,363
                         TOTAL INVESTMENTS--99.2% (IDENTIFIED COST
                         $81,716,418 )(2)                                         86,277,893
                         OTHER ASSETS AND LIABILITIES--NET-0.8%                      728,736
                         TOTAL NET ASSETS----100%                            $    87,006,629

===========================================================================================

     1 Affiliated companies.
     2 At February 28, 2006, the cost of investments for federal tax purposes amounts to $81,723,743. The net unrealized appreciation of investments on a federal tax basis amounts to $4,554,150.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,353,865 and net unrealized depreciation from investments for those securities having an excess of cost over value of $799,715.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Pursuant to an Exemptive Order issued by the Securities Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the "Act") which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

---------------------------------------------------------------------
Fund                                         Investment Objective
---------------------------------------------------------------------
---------------------------------------------------------------------
Federated Intermediate Corporate Bond Fund,
     IS Shares                                To   provide   current
     (Intermediate Corporate Bond)                income.
---------------------------------------------------------------------
---------------------------------------------------------------------
Federated International Bond Fund, Class A
     Shares                                  To obtain total return.
     (International Bond)
---------------------------------------------------------------------
---------------------------------------------------------------------
Federated International Capital Appreciation
     Fund, Class A Shares                    To provide long-term
    (International Capital                   growth of capital.
     Appreciation)
---------------------------------------------------------------------
---------------------------------------------------------------------
Federated Mortgage Core Portfolio (Mortgage   To provide total
     Core)                                        return.
---------------------------------------------------------------------
---------------------------------------------------------------------
Federated U.S. Government Securities Fund
     2-5 Years,                                  To provide current
     IS Shares  (Gov 2-5)                         income.
---------------------------------------------------------------------
---------------------------------------------------------------------
Federated U.S. Government Bond Fund          To pursue total return.
     (Government Bond)
---------------------------------------------------------------------
---------------------------------------------------------------------
High Yield Bond Portfolio (HYCORE)          To seek high current income.
---------------------------------------------------------------------

--------------------------------------------------------------------------------
Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:

---------------------------------------------------------------------------
Fund                                    Investment Objective
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Capital Appreciation Core Fund          To provide capital appreciation.
(Capital Core)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Emerging Markets Fixed Income Core      To provide high current income.
Fund (EMCORE)
---------------------------------------------------------------------------

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.




FEDERATED GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

        Shares or
        Principal
        Amount                                                                          Value

                             MUTUAL FUNDS--99.8%(1)
        4,453,319          Capital Appreciation Core Fund                          $  54,988,466
          7,165            Emerging Markets Fixed Income Core Fund                      139,738
         242,972           Federated Intermediate Corporate Bond Fund, Class
                           IS Shares                                                   2,422,436
         22,141            Federated International Bond Fund, Class A Shares            236,245
         616,476           Federated International Capital Appreciation Fund,
                           Class A Shares                                              6,972,342
         275,195           Federated Mortgage Core Portfolio                           2,724,435
         86,400            Federated U.S. Government Bond Fund                          983,228
         185,373           Federated U.S. Government Securities Fund:  2-5
                           Years, Class IS Shares                                      2,018,708
         82,087            High Yield Bond Portfolio                                    554,910
                               TOTAL MUTUAL FUNDS                                     71,040,508
                           ---------------------------------------------------
                               (IDENTIFIED COST $63,560,828)

                           REPURCHASE AGREEMENT--1.4%
  $     1,027,000          Interest in $3,700,000,000 joint repurchase
                           agreement 4.58%, dated 2/28/2006, under which Bank
                           of America N.A. will repurchase U.S. Government
                           Agency securities with various maturities to
                           4/1/2035 for $3,700,470,722 on 3/1/2006. The
                           market value of the underlying securities at the
                           end of the period was $3,774,000,000. (AT
                           AMORTIZED COST)                                             1,027,000
                               TOTAL INVESTMENTS -                                    72,067,508
                           101.2%
                           ---------------------------------------------------
                               (IDENTIFIED COST $64,587,828)(2)
                               OTHER ASSETS AND LIABILITIES - NET - (1.2)%             (896,526)
                               TOTAL NET ASSETS - 100%                             $  71,170,982

===========================================================================================

     1 Affiliated companies.
     2 At February 28, 2006, the cost of investments for federal tax purposes amounts to $64,588,784. The net unrealized appreciation of investments for federal tax purposes was $7,478,724. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,606,806 and net unrealized depreciation from investments for those securities having an excess of cost over value of $128,082.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies (Fund Investments), registered under the Investment Company Act of 1940 (the"Act") which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund                                             Investment
                                                 Objective
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated Intermediate Corporate
Bond Fund, IS Shares
                                                 To provide
(Intermediate Corporate Bond)                    current income.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated International Bond
Fund, Class A Shares
                                                 To obtain
(International Bond)                             total return.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated International Capital
Appreciation Fund, Class A Shares
                                                 To provide
(International Capital                           long-term
Appreciation)                                    growth of
                                                 capital.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated Mortgage Core Portfolio                To provide
(Mortgage Core)                                  total return.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated U.S. Government
Securities Fund: 2-5 Years, IS
Shares                                           To provide
                                                 current income.
(Gov 2-5)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Federated U.S. Government Bond                   To pursue
Fund (Government Bond)                           total return.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
High Yield Bond Portfolio (HYCORE)
                                                 To seek high current income.
-------------------------------------------------------------------------------


Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser.

Fund                                             Investment
                                                 Objective
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Capital Appreciation Core
Fund
                                                 To provide
(Capital Core)                                   capital
                                                 appreciation.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Emerging Markets Fixed Income                    To achieve
                                                 total return
Core Fund (EMCORE)                               and secondarily
                                                 to achieve high current income.
-------------------------------------------------------------------------------


The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.






FEDERATED MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

     Shares or
     Principal
       Amount                                                                           Value

                             MUTUAL FUNDS--99.0%(1)
     5,558,866           Capital Appreciation Core Fund                         $    68,639,490
       31,690            Emerging Markets Fixed Income Core Fund                       618,019
     1,071,458           Federated Intermediate Corporate Bond Fund, Class
                         IS Shares                                                   10,682,436
       97,699            Federated International Bond Fund, Class A Shares            1,042,449
      795,500            Federated International Capital Appreciation Fund,
                         Class A Shares                                               8,997,108
     1,213,583           Federated Mortgage Core Portfolio                           12,014,468
      380,898            Federated U.S. Government Bond Fund                          4,334,615
      817,836            Federated U.S. Government Securities Fund: 2-5
                         Years, Class IS Shares                                       8,906,237
      362,017            High Yield Bond Portfolio                                    2,447,234
                             TOTAL MUTUAL FUNDS (IDENTIFIED COST
                             $107,698,734)                                           117,682,056

                           REPURCHASE AGREEMENT--0.4%
 $    471,000            Interest in $3,700,000,000 joint repurchase
                         agreement 4.58%, dated 2/28/2006, under which Bank
                         of America N.A., will repurchase U.S. Government
                         Agency securities with various maturities to
                         4/1/2035 for $3,700,470,722 on 3/1/2006. The
                         market value of the underlying securities at the
                         end of the period was $3,774,000,000 (AT AMORTIZED
                         COST)                                                         471,000
                             TOTAL INVESTMENTS--99.4%
                         ===================================================
                              (IDENTIFIED COST $108,169,734 )(2)                     118,153,056
                             OTHER ASSETS AND LIABILITIES---NET--0.6%                   753,161
                             TOTAL NET ASSETS---100%                            $    118,906,217

===========================================================================================

     1 Affiliated companies.
     2 At February 28, 2006, the cost of investments for federal tax purposes amounts to $108,175,600. The net unrealized appreciation of investments on a federal tax basis amounts to $9,977,456. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,626,874 and net unrealized depreciation from investments for those securities having an excess of cost over value of $649,418.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. Treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

   Pursuant to an Exemptive Order issued by the Securities Exchange Commission
(SEC), the Fund may also invest in the following open-end management companies ("Fund Investments"), registered under the Investment Company Act of 1940 (the "Act") which are managed by Federated Equity Management Company of Pennsylvania or its affiliates.

Fund                                          Investment Objective
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Federated Intermediate Corporate Bond Fund,   To provide current income.
IS Shares (Intermediate Corporate Bond)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Federated International Bond Fund, Class A
Shares (International Bond)                   To obtain total return.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Federated International Capital Appreciation
Fund, Class A Shares (International Capital   To provide long-term
Appreciation)                                 growth of capital.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Federated Mortgage Core Portfolio (Mortgage
Core)                                         To provide total return.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Federated U.S. Government Bond Fund
(Government Bond)                             To pursue total return.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Federated U.S. Government Securities Fund:
2-5 Years, IS Shares (Gov 2-5)                To provide current income.
--------------------------------------------------------------------------
--------------------------------------------------------------------------
High Yield Bond Portfolio (HYCORE) To
                                              seek high current income.
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
Income distributions from Intermediate Corporate Bond, Mortgage Core, Gov 2-5, Government Bond and HYCORE are declared daily and paid monthly. Income distributions from International Bond and International Capital Appreciation are declared and paid annually. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of the Fund Investments, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of the Fund Investments. A copy of each Fund Investment's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

   Pursuant to a separate Exemptive Order issued by the SEC, the Fund may invest in the following portfolios (Portfolios) of Core Trust II, a limited partnership registered under the Act which is managed by Federated Investment Counseling, an affiliate of the Adviser:


 Fund                                 Investment Objective
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Capital Appreciation Core Fund       To provide capital appreciation.
 (Capital Core)
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 Emerging Markets Fixed Income Core
 Fund                                 To achieve total return and
                                      secondarily to achieve high
(EMCORE)                              current income.
 -------------------------------------------------------------------------

The Fund records daily its proportionate share of income, expenses, unrealized gains and losses and realized gains and losses from the Portfolios. The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the SEC's website, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.












Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        April 21, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        April 24, 2006